RISK MANAGEMENT - Investment debt securities - Concentration by location (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets	$ 305,457,293	$ 304,853,883
Debt securities | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	55,244,258	49,697,404
Debt securities | Gross carrying amount | Countries
Disclosure of financial assets [line items]
Financial assets	55,183,693	49,359,851
Debt securities | Gross carrying amount | COLOMBIA
Disclosure of financial assets [line items]
Financial assets	50,054,384	39,769,376
Debt securities | Gross carrying amount | PANAMA
Disclosure of financial assets [line items]
Financial assets	3,385,573	6,114,059
Debt securities | Gross carrying amount | UNITED STATES
Disclosure of financial assets [line items]
Financial assets	567,849	1,543,389
Debt securities | Gross carrying amount | BRAZIL
Disclosure of financial assets [line items]
Financial assets	188,017	128,970
Debt securities | Gross carrying amount | MEXICO
Disclosure of financial assets [line items]
Financial assets	343,116	583,979
Debt securities | Gross carrying amount | COSTA RICA
Disclosure of financial assets [line items]
Financial assets		110,714
Debt securities | Gross carrying amount | CHILE
Disclosure of financial assets [line items]
Financial assets	372,114	524,430
Debt securities | Gross carrying amount | PERU
Disclosure of financial assets [line items]
Financial assets	231,408	443,698
Debt securities | Gross carrying amount | PARAGUAY
Disclosure of financial assets [line items]
Financial assets		102,473
Debt securities | Gross carrying amount | JAPAN
Disclosure of financial assets [line items]
Financial assets	25,795	22,957
Debt securities | Gross carrying amount | GERMANY
Disclosure of financial assets [line items]
Financial assets	15,437	15,806
Debt securities | Gross carrying amount | Multilateral
Disclosure of financial assets [line items]
Financial assets	60,565	337,553
Debt securities | Gross carrying amount | Multilateral - Bladex (Foreign Trade Bank of Latin America)
Disclosure of financial assets [line items]
Financial assets		216,218
Debt securities | Gross carrying amount | Multilateral - Andean Development Corporation (Corporacion Andina de Fomento)
Disclosure of financial assets [line items]
Financial assets	51,853	117,061
Debt securities | Gross carrying amount | Multilateral - Inter-American Corporation for the Financing of Infrastructure
Disclosure of financial assets [line items]
Financial assets	$ 8,712	$ 4,274